Note 4 - Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	2022	2021
Prepaid services	$202	$523
Prepaid insurance	25	23
Prepaid licenses, software tools and support	15	16
Other prepaid expenses	2	12
	$244	$574